Comparative Figures	12 Months Ended
Mar. 31, 2024
Disclosure of comparative information prepared under previous GAAP [abstract]
Comparative Figures [Text Block]

29.  Comparative Figures

Certain figures in the comparative period consolidated statements of financial position, consolidated statements of income and comprehensive income (loss), consolidated statements of changes in equity and consolidated statements of cash flows have been reclassified to meet the current presentation.  In the current year, the Company reclassified the interest expense on the term loan from cost of sales to finance expense and reclassified the current portion of the convertible loan (liability component) to better reflect the nature of the expense and the term, respectively.